Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2018
List Of Accounting Policies [Abstract]
Basis of presentation
Basis of preparation
The annual financial statements of the Group for the year ended March 31, 2018 have been prepared in accordance with:

•	International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”);

•	IFRS Interpretations Committee (“IFRIC”) interpretations applicable to companies reporting under IFRS;

•	SAICA Financial Reporting guides as issued by the Accounting Practices Committee;

•	Financial Pronouncements as issued by the Financial Reporting Standards Council (“FRSC”);

•	the requirements of the South African Companies Act, No. 71 of 2008; and

•	the JSE Listings Requirements.
The financial statements have been prepared in thousands of Rand (R’000) under the historical cost convention except for certain financial instruments that have been measured at fair value.
The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions or estimates are significant to the financial statements, are disclosed in note 4.

Changes in accounting policy and disclosures
Changes in accounting policy and disclosures

2.1.1.1	New standards, amendments and interpretations adopted by the Group
Standards, amendments and interpretations which are effective for the financial year beginning on or after April 1, 2017 did not have a material impact on the Group.
2.1.1.2     New standards, amendments and interpretations not yet effective
Certain new accounting standards and interpretations have been published that are not mandatory for the March 31, 2018 reporting period and have not been early adopted by the Group in fiscal 2018. The effect of adopting IFRS 9, IFRS 15 and IFRS 16 is set out below.
Management is in the final stages of its project to adopt IFRS 9, IFRS 15 and IFRS 16 and as such the figures mentioned below represent our current expectations of the impact from these standards.

Standards and amendments	Executive summary
IFRS 9 Financial Instruments (“IFRS 9”)
IFRS 9 addresses classification and measurement of financial assets and replaces the multiple classification and measurement models in IAS 39 Financial Instruments: Recognition and Measurement with a single model that has only two classification categories: amortized cost and fair value. IFRS 9 also introduces a new impairment model and aligns hedge accounting more closely with an entity’s risk management.

The standard is effective for the Group from April 1, 2018.

The most relevant change to the Group is the requirement to use an expected loss model instead of the incurred loss model, which is currently being used, when assessing the recoverability of trade and other receivables. Based on the expected loss model contained in IFRS 9, the expected increase in the provision for doubtful debts at April 1, 2018 is between R2.0 million and R4.0 million.

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
IFRS 15 replaces IAS 18 Revenue and IAS 11 Construction Contracts. It is a single, comprehensive revenue recognition model for all contracts with customers and has the objective of achieving greater consistency in the recognition and presentation of revenue. In terms of the new standard, revenue is recognized based on the satisfaction of performance obligations, which occurs when control of goods or services transfers to a customer.

The revenue standard is effective for annual periods beginning on or after January 1, 2018 and therefore is applicable for the Group from April 1, 2018.

The standard permits a modified retrospective cumulative catch-up approach for the adoption, which the Group has decided to apply. Under this approach the Group will recognize transitional adjustments in retained earnings on the date of initial application (i.e. April 1, 2018), without restating the comparative period. Under the practical expedient, the new requirements only need to be applied to contracts that are not completed as of April 1, 2018.

The Group has assessed the impact of applying IFRS 15 on its financial statements and has identified the following areas that will be affected:

Costs incurred in obtaining a contract:

Commissions incurred to acquire contracts need to be capitalized and amortized, unless the amortization period is 12 months or less. Currently, the Group expenses commissions. Under IFRS 15, the amortization expense reflects the settlement of the related performance obligations, which, depending on the specific contract, may include hardware, installation, training and/or service. To the extent commission capitalized is commensurate, the commission attributable to service will be amortized over the minimum contractual period or, if shorter, the expected life of the contract. To the extent it is not commensurate, the commission capitalized that is attributable to service will be amortized over the expected life of the contract.

The expected impact on the Group at April 1, 2018 is as follows:
— Capitalized commission asset with a net book value of between R43.0 million and
     R48.0 million; and
— Additional recurring commission liability of between R6.0 million and R8.0 million.

Recurring commission is commission which is payable for each month the customer remains with the Group. Since the commission relates to acquiring a customer contract, as part of the adoption of IFRS 15, a recurring commission liability will be recognized at the date on which the contract is acquired. The measurement will reflect the total commission payable over the minimum contractual period or, if shorter, the expected life of the contract, together with the effect of the time value of money, where significant. Under current accounting the recurring commissions are accrued for on a monthly basis.

Amortization expense of external commissions capitalized under IFRS 15 will be recognized in cost of sales, while that of internal commissions will be recognized in sales and marketing costs. Commissions not capitalized under the 12-month practical expedient will also be classified in the same manner. This is in line with the current income statement presentation of the commission expense. The impact of IFRS 15 on both cost of sales and sales and marketing costs for fiscal 2019 is not expected to be material based on current forecasts.

Standards and amendments	Executive summary
IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
Significant financing:

In respect of contracts for which the Group receives payment more than 12 months in advance, interest expense will need to be accrued on the income received in advance liability. This will result in the revenue being measured at a higher amount when it is recognized, compared to current accounting.

At April 1, 2018, it is expected that the income received in advance liability (which will be disclosed as ‘liabilities related to contracts with customers’) will be between R1.0 million and R3.0 million higher than the balance at March 31, 2018.

Fixed escalations:

Fixed escalations will need to be spread evenly over the contract period resulting in the related revenue being different to what is actually billed. In the earlier part of the contract, revenue will be higher than the amount billed, while in the latter part it will be lower. Currently, the Group recognizes the increase in revenue due to fixed escalations only once the escalations are effective.

A contract asset of between R1.0 million and R2.0 million is expected to be recognized on April 1, 2018, reflecting the amount by which revenue should have been higher under IFRS 15 in periods prior to March 31, 2018 as a result of straight-lining the fixed escalations.

IFRS 16 Leases (“IFRS 16”)
IFRS 16 replaces IAS 17 Leases and addresses the accounting and disclosures for leases.

The standard provides a single lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities for all leases, unless the lease term is 12 months or less or the underlying asset is a low-value asset. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting remaining substantially unchanged from its predecessor, IAS 17.

IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019, but can be early adopted. Given that the Group will be applying IFRS 15 from April 1, 2018, the Group decided to also adopt IFRS 16 from this date.

The Group has chosen to apply the ‘simplified approach’ on adoption of IFRS 16 that includes certain relief related to the measurement of the right-of-use asset and the lease liability at April 1, 2018, rather than full retrospective application. Furthermore, the ‘simplified approach’ does not require a restatement of comparatives.

The Group leases land and buildings, office equipment and vehicles which are currently treated as operating leases.

The expected impact on the Group at April 1, 2018 is as follows:

  — Right-of-use asset with a net book value of between R29.0 million and R32.0 million; and
  — Lease liability (net of accruals/prepayments already recognized) of between R31.0 million and R35.0 million.

Business combinations
Business combinations
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

•	fair values of the assets transferred;

•	liabilities incurred to the former owners of the acquired business;

•	equity interests issued by the Group;

•	fair value of any asset or liability resulting from a contingent consideration arrangement; and

•	fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.
Acquisition-related costs are expensed as incurred, except if related to the issue of equity securities, in which case these costs are also included in equity.

The excess of the:

•	consideration transferred;

•	amount of any non-controlling interest in the acquired entity; and

•	acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the subsidiary acquired, the difference is recognized directly in the income statement as a bargain purchase gain.
Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of acquisition. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions. Unwinding of the interest element is recognized in the income statement.
Contingent consideration is measured at fair value on acquisition date and classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in the income statement.

Changes in ownership interests in subsidiaries without a change of control
Subsidiaries
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the relevant activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated income statement, statement of comprehensive income, statement of changes in equity and statement of financial position, respectively.
Changes in ownership interests in subsidiaries without a change of control
The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group, that is, transactions with the owners in their capacity as owners. For purchases from non-controlling interests, the difference between the fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity.
Gains or losses on disposals to non-controlling interests are also recorded in equity.

Segment reporting
Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified collectively as the executive committee and the Chief Executive Officer who make strategic decisions.
Sales between segments are carried out at cost plus a margin.

Functional and presentation currency
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in South African Rand (“R”), which is the Group’s presentation currency.

Transactions and balances and group companies
Group companies
The results and financial position of foreign operations (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;

(ii)
Income and expenses for each income statement presented are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions);

(iii)	All resulting exchange differences are recognized in other comprehensive income; and

(iv)	Equity items are measured at historical cost at the time of recording, translated at the rate on the date of the recording and are not retranslated to closing rates at reporting dates.
On consolidation, exchange differences arising from the translation of net investments in foreign operations are recognized in other comprehensive income. When a foreign operation is fully disposed of or sold (i.e., control is lost), exchange differences that were recorded in equity are recognized in the income statement as part of the gain or loss on sale. A repayment/capitalization of a net investment loan therefore does not result in any exchange differences being transferred from equity to the income statement unless it is part of a transaction resulting in a loss of control.
Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences are recognized in other comprehensive income.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the income statement.
Foreign exchange gains/(losses) are classified as “Finance income/(cost) — net”.
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on non-monetary financial assets and liabilities such as equities classified as available-for-sale, are included in other comprehensive income.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses. Historical cost includes all expenditure directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. Repairs and maintenance are charged to the income statement in the reporting period in which they are incurred.
The cost of in-vehicle devices installed in vehicles (including installation and shipping costs) as well as the cost of uninstalled in-vehicle devices, is capitalized as property, plant and equipment. The Group depreciates installed in-vehicle devices on a straight-line basis over their expected useful lives, commencing upon installation, whereas uninstalled in-vehicle devices are not depreciated until installed. The related depreciation expense is recorded as part of cost of sales in the income statement.
Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to reduce their cost to their residual values over their estimated useful life, as follows:

Property: Buildings	50 years
Plant and equipment	3 — 20 years
Motor vehicles	3 — 7 years
Other: Furniture, fittings and equipment	1 — 10 years
Computer and radio equipment	2 — 6 years
In-vehicle devices installed	1 — 5 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 2.7).
Gains and losses on disposal of an asset are determined by comparing the proceeds with the carrying amount and are recognized within “Other income/(expenses) — net” in the income statement.

Intangible assets
Intangible assets

(a)	Goodwill
Goodwill arises on the acquisition of businesses and represents the excess of consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the acquirer’s interest in the net fair value of the net assets acquired. Goodwill on acquisition of businesses is included in intangible assets. Gains and losses on the disposal of an entity include the carrying amount of the goodwill relating to the entity sold.
Goodwill is not amortized but is tested annually for impairment, or more frequently if events or changes in circumstances indicate a potential impairment, and is carried at cost less accumulated impairment losses. Goodwill is allocated to cash-generating units (“CGUs”) for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the operating segment level. The carrying amount of the CGU containing the goodwill is compared to the recoverable amount, which is the higher of value-in-use and the fair value less costs to sell. Impairment losses recognized as an expense in relation to goodwill are not subsequently reversed.

(b)	Patents and trademarks
Separately acquired patents and trademarks are shown at historical cost. Patents and trademarks acquired in a business combination are recognized at fair value at the acquisition date. Patents and trademarks have a finite useful life and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. Amortization is calculated using the straight-line method to allocate the cost of patents and trademarks over their estimated useful lives (three to 20 years).

(c)	Customer relationships
Customer relationships acquired in a business combination are recognized at fair value at the acquisition date. Customer relationships have a finite useful life and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. Amortization is calculated over the expected useful life of the customer relationship (two to 15.5 years) and reflects the pattern in which future economic benefits of the customer relationship are expected to be consumed. The useful life principally reflects management’s view of the average economic life of the customer base and is assessed by reference to factors such as customer churn rates.

(d)	Computer software, technology, in-house software and product development costs
Acquired computer software licenses are capitalized on the basis of costs incurred to acquire and bring the software into use. The acquired computer software licenses have a finite useful life and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. These costs are amortized over their estimated useful lives (two to five years).
In-house software and product development costs that are directly attributable to the design, testing and development of identifiable and unique software and products, controlled by the Group, are recognized as intangible assets when the following criteria are met:

•	It is technically feasible to complete the software or product so that it will be available for use;

•	Management intends to complete the software or product and use or sell it;

•	There is an ability to use or sell the software or product;

•	It can be demonstrated how the software or product will generate probable future economic benefits;

•	Adequate technical, financial and other resources to complete the development and use or sell the software or product are available; and

•	The expenditure attributable to the software or product during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the intangible assets include software and product development employee costs and an appropriate portion of relevant overheads.

Other development expenditures that do not meet the criteria are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period if the criteria are subsequently met.
Costs, including annual licenses, associated with maintaining computer software programs are recognized as an expense as incurred.
Technology, in-house software and product development costs are capitalized on the basis of costs incurred to acquire and bring them into use. The recognized assets have a finite useful life and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. In addition, they are amortized over their estimated useful lives (one to 15 years).

Impairment of non-financial assets
Impairment of non-financial assets
Assets that have an indefinite useful life, goodwill and intangible assets that are not ready to use are not subject to amortization but are tested annually for impairment or more frequently if events or changes in circumstances indicate that they might be impaired. Assets that are subject to amortization or depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost to sell, and value-in-use. In assessing the value-in-use, the estimated future cash flows are discounted to their present value using the pre-tax discount rate that reflects current market assessments on the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs, i.e. operating segments). Non-financial assets other than goodwill that have suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Financial assets
Financial assets

2.8.1	Classification
The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.
Loans and receivables
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those with maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets. The Group’s loans and receivables comprise trade and other receivables, finance lease receivables, restricted cash and cash and cash equivalents in the statement of financial position.

2.8.2	Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on the trade date (the date on which the Group commits to purchase or sell the asset). Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

2.8.3	Measurement
Financial assets are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the income statement.
Loans and receivables
Loans and receivables are subsequently carried at amortized cost using the effective interest method, less any impairment losses.

Impairment of financial assets
Impairment of financial assets
The Group assesses, at the end of each reporting period, whether there is objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.
Loans and receivables
Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and where observable data indicates that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.
For the loans and receivables category, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred), discounted at the financial asset’s original effective interest rate. The asset’s carrying amount is reduced and the amount of the loss is recognized in the income statement. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. As a practical expedient, the Group may measure impairment on the basis of an instrument’s fair value using an observable market price.
If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the reversal of the previously recognized impairment loss is recognized in the income statement.

Fair value
Fair value
Fair value is determined in accordance with IFRS 13 Fair Value Measurement and is categorized as follows:

•	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

•	Level 3: Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).
The carrying amounts for cash and cash equivalents, restricted cash, trade and other receivables (excluding pre-payments), trade and other payables (excluding leave pay) and the current portion of leases approximate fair value due to their short-term nature.

Offsetting financial instruments
Offsetting financial instruments
Financial assets and liabilities are offset and the net amount reported in the statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Group or the counterparty.

Inventories
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out (“FIFO”), actual cost or weighted average cost basis, depending on the nature of the Group entity in which it is held. The cost of finished goods includes the cost of manufacturing as charged by third parties. It excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale.

Trade receivables
Trade receivables
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. If collection is expected in one year or less they are classified as current assets. If not, they are presented as non-current assets.
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment.

Net cash and cash equivalents
Net cash and cash equivalents
Net cash and cash equivalents included in the statement of cash flows include cash on hand, deposits held on call with banks and bank overdrafts; all of which are available for use by the Group and have an original maturity of less than three months. Bank overdrafts are included within current liabilities on the statement of financial position.

Restricted cash	Restricted cash Restricted cash includes short-term deposits and amounts held that are not highly liquid and is accounted for as loans and receivables.
Stated capital
Stated capital
Ordinary shares are classified as equity. Incremental external costs directly attributable to the issue of new shares or the exercise of share options are shown in equity as a deduction, net of tax, from the proceeds.
Where any Group company purchases the Company’s equity instruments (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the owners of the parent as treasury shares until the shares are canceled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the owners of the parent.

Trade and other payables
Trade and other payables
Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.
Trade and other payables are initially recognized at fair value and are subsequently measured at amortized cost using the effective interest method.

Non-current assets held for sale
Non-current assets held for sale
Non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, and financial assets, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset is recognized at the date of derecognition.

Non-current assets are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale are presented separately from the other assets in the statement of financial position.

Taxation
Taxation

2.18.1.	Current and deferred income taxes
The tax expense for the year comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively. In addition, to the extent the tax deduction in respect of equity-settled share-based payments exceeds the cumulative share-based payment expense, the tax is recognized directly in equity.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
Deferred tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; and neither are deferred tax liabilities nor deferred tax assets accounted for if they arise from the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.
Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized.
Deferred tax (‘outside basis’ deferred tax) relating to temporary differences arising from investments in subsidiaries is considered as follows:

•
Deferred tax liabilities are recognized, except to the extent that the Group is able to control the timing of the reversal of the temporary differences, and it is probable that they will not reverse in the foreseeable future.

•
Deferred tax assets are recognized only to the extent that it is probable the temporary differences will reverse in the foreseeable future and there is sufficient taxable profit available against which the temporary differences can be utilized.

Temporary differences arising from investments in subsidiaries in the consolidated financial statements are different from those arising in the Company financial statements. This is because in the Company financial statements, an investment in a subsidiary is carried at cost; whereas the carrying amount in the consolidated financial statements is the consolidated net assets of the subsidiary.
Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Dividend tax
Dividends tax
Dividend withholding tax is currently payable at a rate of 20% (a rate of 15% was applicable for dividends paid before February 22, 2017) on dividends distributed to shareholders. This tax is not attributable to the Company but rather paid to the tax authorities on behalf of the shareholders through use of regulatory intermediaries, with only the net amount of the dividend being remitted to the shareholder.

Employee benefits
Employee benefits

(a)	Short-term benefits
Remuneration to employees in respect of services rendered during a reporting period is recognized as an expense in that reporting period. Provision is made for accumulated leave and for short-term benefits when there is no realistic alternative other than to settle the liability, and there is a formal plan and the amounts to be paid are determined before the time of issuing the financial statements.

(b)	Defined contribution plan
The Group operates defined contribution plans. A defined contribution plan is one under which the Group pays a fixed percentage of employees’ remuneration as contributions into a separate fund, and the Group will have no further legal or constructive obligations to pay additional contributions if the fund does not hold sufficient assets to pay all employee benefits relating to employee service in the current and prior periods. Contributions to defined contribution plans in respect of services rendered during a period are recognized as staff costs when they are due.

(c)	Short-term incentives — bonus plans
The Group recognizes a liability and an expense for bonuses based on the achievement of defined key performance criteria. An accrual is recognized where the Group is contractually obliged or where there is a past practice that has created a constructive obligation.

(d)	Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the entity recognizes costs for a restructuring that is within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, and involves payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to their present value.

Share-based payments
Share-based payments
Equity-settled
The Group operates equity-settled share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments of the Company. The equity instruments that may be issued in terms of the plans include share options, retention shares, performance shares and share appreciation rights. The fair value, determined at grant date, of the employee services received in exchange for the grant of equity instruments is recognized as an expense at Group level with a corresponding credit to equity. The total amount to be expensed is determined by reference to the grant date fair value of the equity instruments granted:

•	Including any market performance conditions;

•	Excluding the impact of any service and non-market performance vesting conditions (for example, remaining an employee of the entity over a specified time period); and

•	Including the impact of any non-vesting conditions.
Non-market performance and service conditions are included in the assumptions about the number of equity instruments that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of equity instruments that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in the income statement, with a corresponding entry to equity.
When equity-settled instruments are exercised, the Company may elect to issue new shares or use treasury shares to settle its resultant obligations. For share options, the proceeds received, net of any directly attributable transaction costs, are credited to stated capital (as there are no par value shares).
The grant by the Company of equity-settled instruments to the employees of subsidiary undertakings in the Group is treated as a capital contribution to those subsidiaries. The fair value of employee services received, measured by reference to the grant date fair value, is recognized over the vesting period as an increase to investment in subsidiary undertakings, with a corresponding credit to equity in the parent entity financial statements.
During fiscal 2018, the Company implemented a recharge agreement with its South African subsidiaries, whereby the Company will recharge the relevant subsidiary an amount equal to the market value, at exercise date, of the shares issued to the participants of the plan upon exercise. A recharge asset is recognized in the parent entity financial statements from grant date of the equity-settled instruments for the expected recharge amount based on the proportion of the vesting period that has passed. The expected recharge amount reflects expected attrition and the current share price. The contra entry to the recharge asset is recognized against the relevant investment in subsidiary undertakings as it is considered a return of the afore-mentioned capital contribution. Once the carrying value of an investment in subsidiary undertakings has been reduced to nil, further recharges from that subsidiary are recognized in profit or loss as distributions.
The Group classifies awards issued with settlement alternatives as equity-settled when the Group holds the choice of settlement and there is no past practice of settling in cash. If the counterparty holds the choice of settlement, the award is classified as cash-settled.

Cash-settled
For cash-settled share-based payment transactions, the Group measures goods or services acquired and the liability incurred at the fair value of the liability. Until the liability is settled, the Group shall remeasure the fair value of the liability at each reporting date and at the date of settlement, with any changes in fair value recognized in the income statement.

Provisions
Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event for which it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are not recognized for future operating losses.
Provisions which are expected to be settled in a period greater than 12 months are discounted to their present value using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as an interest expense.
Provision for the estimated liability on all products under warranty is made on the basis of claims experience.
Provision for the estimated liability for maintenance costs is made on a per unit basis when the obligation to repair occurs.
Provision for the anticipated costs associated with the restoration of leasehold property (decommissioning provision) is based on the Group’s best estimate of those costs required to restore the property to its original condition.
Restructuring provisions are recognized when the Group has developed a detailed formal plan for restructuring and has raised a valid expectation that it will carry out the restructuring by starting to implement the plan or announcing its main features to those affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring and is recorded in administration and other charges in the income statement.

Revenue recognition
Revenue recognition
Revenue is measured at the fair value of the consideration received or receivable for the sale of goods or services in the ordinary course of the Group’s activities. Revenue mainly includes amounts earned on the sale of hardware units, subscription service sales to customers and installation revenue. Revenue is shown net of discounts, value added tax, returns and after eliminating sales within the Group.
The Group offers certain arrangements whereby the customer can purchase a combination of the products and services as referred to above. Where such multiple element arrangements exist, the amount of revenue allocated to each element is based on the relative fair values of the various elements offered in the arrangement. When applying the relative fair value approach, the fair values of each element are determined based on the current market price of each of the elements when sold separately.
The Group recognizes revenue when the amount of revenue can be measured reliably and it is probable that future economic benefits will flow to the entity and specific criteria have been met for each of the Group’s activities, as outlined below. The Group bases its estimates on historical results, taking into consideration the type of customer, the type of transaction and the specifics of each arrangement.
Invoicing for the various products and services, when sold separately or as part of a multiple element revenue arrangement, occurs based on the specific contractual terms and conditions.
The Group distributes products to certain small fleet operators and consumers through distributors. Distributors act as agents and hardware revenue is only recognized when the distributor sells the hardware unit to the end customer. Once a unit is sold to a customer, the customer enters into a service agreement directly with the Group for the product. The obligation to supply the service and the credit risk rests with the Group. The service revenue is recognized when the service is rendered (i.e. on a monthly basis).

The Group also sells hardware to motor vehicle dealerships for fitment into their vehicle trading stock. These dealerships purchase the hardware from the Group and are considered principals because they obtain title to the hardware and bear the risks and rewards of ownership. The buyer of the vehicle then enters into a service-only contract with the Group. Revenue is recognized upon sale of the hardware to the dealership and subscription revenue is recognized as the services are provided to the customer.

The Group distributes products to enterprise fleet customers through dealers. Dealers are considered principals in respect of the sale of hardware and revenue is recognized upon sale of the hardware unit to the dealer. Similar to the relationship with consumers and small fleet customers originated through distributors, the responsibility for providing services rests with the Group and revenue is recognized as the service is rendered.

(a)	Subscription revenue
Subscription revenue is recognized over the term of the agreement as it is earned. When contracted services are performed through a number of repetitive acts over the contract period, revenue is recognized on a straight-line basis over the contract period.

(b)	Hardware sales
All hardware has value on a standalone basis. Revenue from hardware sales is recognized once the risks and rewards of ownership have transferred.

(c)	Driver training and other services
Revenue is recognized at the contractual hourly/daily rate as the training is performed.

(d)	Rental revenue
Where hardware is provided as part of a service contract the risk and rewards of ownership do not transfer and service revenue from the rental unit is recognized over the period of the service and included in subscription revenue.

(e)	Installation revenue
Revenue earned from the installation of hardware in customer vehicles is recognized once the installation has been completed.
(f) Repair services
Revenue in respect of repair services, which forms part of the monthly subscription, is recognized on a monthly basis over the period of the service arrangement.

Interest income	Interest income Interest income is recognized on a time-proportion basis with reference to the principal amount receivable and the effective interest rate applicable.

Dividend income	Dividend income Dividend income is recognized when the right to receive payment is established.

Leases
Leases
Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

2.25.1.	The Group as a lessor
When assets are leased out under a finance lease, the present value of the minimum lease payments is recognized as a receivable. The difference between the gross receivable and the present value of the receivable is recognized as unearned finance income. The method for allocating gross earnings is referred to as the actuarial method. The actuarial method allocates rentals between finance income and repayment of capital in each accounting period in such a way that finance income will emerge as a constant rate of return on the lessor’s net investment in the lease.
Assets leased under operating leases are included under the appropriate category of assets in the statement of financial position. Lease income on operating leases is recognized over the term of the lease on a straight-line basis.

2.25.2.	The Group as a lessee
Payments made under operating leases are charged to the income statement on a straight-line basis over the term of the lease.

Dividend distribution
Dividend distribution
Any dividend distribution to the Company’s shareholders is recognized as a liability in the financial statements in the period in which the dividends are approved by the Company’s Board of Directors.

Financial risk management
Financial risk management

3.1	Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, interest rate risk, and price risk), credit risk, and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets as it relates to financial risks and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out under policies approved by the Board of Directors. The Board has provided approved formal policies covering specific areas, such as foreign exchange risk as well as cash management and banking facilities.

(a)	Market risk

(i)	Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risk arising from various currencies, primarily with respect to the United States Dollar, the South African Rand, the Euro, the Australian Dollar, the Brazilian Real and the British Pound.
Foreign exchange risk arises when future commercial transactions or recognized assets and liabilities and net investments in foreign operations are denominated in a currency that is not the entity’s functional currency.
The Group has implemented a foreign currency hedging policy to limit the Group’s exposure to fluctuations in foreign currencies. The foreign currency policy reduces exchange rate risk on certain recognized assets and liabilities based on economic hedging principles as opposed to using derivative financial instruments.
The Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk. Currency exposure arising from the assets of the Group’s foreign operations is reduced as a result of assets and liabilities being denominated in the same foreign currencies.
As a result of our cash reserves being held in multiple currencies, the Group has significant foreign currency exposure. A financial risk sensitivity analysis is presented in note 36.

(ii)	Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates.
The Group’s cash flow interest rate risk arises from restricted cash, cash and cash equivalents and the bank overdraft. Bank overdrafts issued at variable rates expose the Group to cash flow interest rate risk, which is partly offset by financial assets held at variable rates (i.e. cash and cash equivalents and restricted cash). At March 31, 2018 and 2017 the Group had no interest-bearing borrowings.
The Group is not exposed to fair value interest rate risk as the Group does not have any fixed rate interest-bearing financial instruments carried at fair value.
Interest rates are constantly monitored and appropriate steps are taken to ensure that the Group’s exposure to interest rate fluctuations is limited. This includes obtaining approval from the Board for all changes to and new borrowing facilities entered into. Refer to note 36 for an interest rate risk sensitivity analysis.

(iii)	Price risk
Currently the Group does not have significant price risk. The Group is not exposed to commodity price risk.

(b)	Credit risk
Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation and cause the Group to incur a financial loss. Credit risk arises from restricted cash, cash and cash equivalents as well as credit exposures to customers. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the statement of financial position, net of impairment losses where relevant.
Credit risk relating to accounts receivable balances is managed by each local entity which is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. The Group has a policy in place governing the allowance for credit losses.
Cash investments are only placed with reputable financial institutions rated BB and above (note 12). All changes in or new banking arrangements entered into are in line with the Board’s approval framework. Refer to note 10 for further disclosure on credit risk.

(c)	Liquidity risk
Liquidity risk is the risk that there will be insufficient funds available to settle obligations when they are due.
The Group has limited liquidity risk due to surplus cash balances and the recurring nature of its income, which generates strong cash inflows. The level of cash balances in the Group is monitored weekly and cash generated from operations is reviewed against planned cash flows on a monthly basis. In addition, working capital reviews are performed monthly.
Surplus cash is invested in interest-bearing current accounts and time deposits that are expected to readily generate cash inflows for managing liquidity risk.
In addition, the Group maintains headroom on its undrawn borrowing facilities to ensure that the Group does not breach borrowing limits on its borrowing facilities. Refer to note 37 for further disclosure on liquidity risk.

Capital risk management
Capital risk management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern while enhancing the returns for shareholders and ensuring benefits for other stakeholders. The Board of Directors monitors capital by reviewing the net cash position. The Company currently has no long-term borrowings and none of its overdraft facilities, as set out in note 15, were subject to any financial covenants during fiscal 2018 and fiscal 2017.
In order to maintain the capital structure, the Group may return capital to shareholders, issue new shares or sell assets to reduce debt, where applicable.

Critical accounting estimates and judgements
Critical accounting estimates and judgements
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have significant risk of causing a material adjustment to the carrying amounts of assets and liabilities during fiscal 2018 are outlined below:

(a)	Warranty claims
The Group generally offers warranties on its hardware units. Management estimates the related provision for future warranty claims based on historical warranty claim information, as well as recent trends that might suggest that past cost information may differ from future claims.

(b)	Maintenance provision
The Group, in some instances, offers maintenance services as part of its revenue contracts. Management estimates the related provision for maintenance costs per vehicle when the obligation to repair occurs.

(c)	Current and deferred income taxes
The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes. Where applicable tax legislation is subject to interpretation, management makes assessments, based on expert tax advice, of the relevant tax that is likely to be paid and provides accordingly. When the final outcome is determined and there is a difference, this is recognized in the period in which the final outcome is determined.

Determining how much tax to recognize when an uncertain tax position exists requires judgement. The Group applies the measurement principle in IAS 12 Income Taxes, when measuring the amount of tax to recognize related to an uncertain tax position. Therefore, the Group measures uncertain tax positions based on a weighted average estimate, taking into account all of the tax uncertainties related to the tax position taken.
The Company's interests in subsidiaries include certain loans denominated in foreign currencies which are repayable by agreement of both parties. Realization of such loans will result in taxable foreign exchange differences in accordance with prevailing legislation in South Africa. Although the Company controls the timing of the reversal of these temporary differences, given the volatility of the South African Rand and based on the Group's current assessment, it is not considered probable that the temporary difference relating to a loan between the Company and a South Africa subsidiary will not reverse in the foreseeable future. Hence, a deferred tax liability has been recognized in respect of these temporary differences (note 18).
The Group applies judgement when recognizing deferred tax assets in respect of tax losses. Deferred tax assets in respect of tax losses are recognized for the carry forward of unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. In determining the level of future taxable profit that will be available the Group considers both an entity's historical profitability and estimates of future profitability and recognizes deferred tax for the whole or the part of the temporary difference that is more likely than not to be recovered. Where an entity has incurred historical losses, deferred tax assets are only recognized when the particular entity has shown a reasonable period of starting to return to profitability.

(d)	Impairment estimates
The Group tests annually whether goodwill has suffered any impairment in accordance with the accounting policy stated in note 2.7. Other assets are tested for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.
For the purposes of assessing impairment, assets are grouped into CGUs at the lowest levels for which there are separately identifiable cash flows. The recoverable amount is based on the CGU’s value-in-use. These calculations require the use of estimates (see notes 6 and 7).

(e)	Customer relationships
The useful life applied principally reflects management’s view of the average economic life of the customer base and is assessed by reference to factors such as customer churn rates. An increase in churn rates may lead to a reduction in the estimated useful life.

(f)	Product development cost
Product development cost directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recorded as intangible assets by the Group when the criteria in note 2.6 have been met. The assessment as to when these criteria have been met is subjective and capitalization has been based on management’s best judgement of facts and circumstances in existence at year-end.
The useful lives of development costs capitalized are reviewed on an at least annual basis. The useful life estimates are based on historical experience with similar assets as well as anticipation of future events such as technological changes, which may impact the useful life. The residual values of product development costs are estimated to be zero.

(g)	Provision for impairment of trade receivables
The provision for impairment of trade receivables reflects the Group’s estimates of losses arising from the failure or inability of the Group’s customers to make required payments. The provision is based on the ageing of customer accounts, customer creditworthiness and the Group’s historical write-off experience. Changes to the allowance may be required if the financial condition of the Group’s customers improves or deteriorates. An improvement in financial condition may result in lower actual write-offs. Historically, changes to the estimate of losses have not been material to the Group’s financial position and results.
(h)    Allocation between in-vehicle devices and inventory
The allocation between in-vehicle devices and inventory reflects the Group’s estimates of how units are expected to be sold, thereby it is a significant area of judgement for the Group.